Financial Income (Expenses), Net (Financial Income (Expense), Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Income (Expenses), Net [Abstract]
Financial income (expenses), net	$ 80	$ (27)	$ (55)